Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Nov. 30, 2017 $ / shares	Nov. 30, 2017 CAD shares	Nov. 30, 2016 $ / shares	Nov. 30, 2016 CAD shares	Nov. 30, 2015 $ / shares	Nov. 30, 2015 CAD shares
Revenues
Licensing (Note 3)		CAD 5,025,350		CAD 2,209,502		CAD 4,093,781
Up-front fees (Note 3)		479,102		37,500		0
Revenues		5,504,452		2,247,002		4,093,781
Cost of good sold
Cost of goods sold		704,006		0		0
Gross Margin		4,800,446		2,247,002		4,093,781
Expenses
Research and development		9,271,353		8,166,736		7,247,473
Selling, general and administrative		3,287,914		3,546,132		3,581,913
Depreciation (Note 5)		506,961		385,210		377,849
Expenses		13,066,228		12,098,078		11,207,235
Loss from operations		(8,265,782)		(9,851,076)		(7,113,454)
Net foreign exchange (loss) gain		(80,093)		(22,470)		46,211
Interest income		15,037		207		1,507
Interest expense		(389,239)		(270,238)		(256,629)
Financing cost (Note 10)		(137,363)		0		0
Extinguishment loss (Note 7)		0		0		(114,023)
Net loss and comprehensive loss		CAD (8,857,440)		CAD (10,143,577)		CAD (7,436,388)
Loss per common share, basic and diluted | $ / shares	$ (0.29)		$ (0.38)		$ (0.31)
Weighted average number of common shares outstanding, basic and diluted | shares		31,014,482		26,699,579		23,767,677